Receivables and Other Assets - Components of Other Assets Included in Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Transaction costs	$ 21,726	$ 10,996
Swap contracts	12,676	9,014
Capital assets	11,615	10,833
Non-refundable earnest funds and investigation fees	8,081	25,023
Other	5,612	3,569
Prepaid expenses	2,615	2,779
Other assets	$ 62,325	$ 62,214